PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Long-Term Investments — 99.1%
Common Stocks
Aerospace & Defense — 1.4%
Airbus SE (France)*	22,929	$3,029,770
Airlines — 0.9%
Delta Air Lines, Inc.*	44,954	1,915,490
Automobiles — 4.9%
General Motors Co.*	64,264	3,387,356
Tesla, Inc.*(a)	9,440	7,320,531
		10,707,887
Banks — 7.5%
Bank of America Corp.	102,599	4,355,328
JPMorgan Chase & Co.	31,780	5,202,068
PNC Financial Services Group, Inc. (The)	18,282	3,576,690
Truist Financial Corp.	57,209	3,355,308
		16,489,394
Building Products — 1.3%
Johnson Controls International PLC	43,192	2,940,511
Capital Markets — 2.4%
Goldman Sachs Group, Inc. (The)	14,267	5,393,354
Chemicals — 1.8%
Linde PLC (United Kingdom)	13,676	4,012,265
Containers & Packaging — 1.2%
Crown Holdings, Inc.	25,518	2,571,704
Entertainment — 3.9%
Netflix, Inc.*	5,121	3,125,551
ROBLOX Corp. (Class A Stock)*(a)	14,205	1,073,188
Sea Ltd. (Taiwan), ADR*	5,358	1,707,755
Walt Disney Co. (The)*	15,338	2,594,730
		8,501,224
Food & Staples Retailing — 1.6%
Walmart, Inc.	25,550	3,561,159
Health Care Equipment & Supplies — 2.3%
Align Technology, Inc.*	3,740	2,488,708
Zimmer Biomet Holdings, Inc.	17,862	2,614,282
		5,102,990
Health Care Providers & Services — 0.8%
Laboratory Corp. of America Holdings*	6,503	1,830,204
Hotels, Restaurants & Leisure — 2.6%
Airbnb, Inc. (Class A Stock)*	24,012	4,028,013
Royal Caribbean Cruises Ltd.*(a)	19,672	1,749,824
		5,777,837
Household Durables — 0.7%
D.R. Horton, Inc.	17,408	1,461,750
Industrial Conglomerates — 0.9%
General Electric Co.	18,688	1,925,425
Insurance — 2.9%
Chubb Ltd.	19,113	3,315,723
	Shares	Value
Common Stocks (continued)
Insurance (cont’d.)
MetLife, Inc.	50,509	$3,117,921
		6,433,644
Interactive Media & Services — 11.6%
Alphabet, Inc. (Class A Stock)*	3,316	8,865,392
Alphabet, Inc. (Class C Stock)*	1,437	3,830,050
Facebook, Inc. (Class A Stock)*	10,530	3,573,777
Match Group, Inc.*(a)	24,189	3,797,431
Snap, Inc. (Class A Stock)*	48,346	3,571,319
ZoomInfo Technologies, Inc. (Class A Stock)*	32,672	1,999,200
		25,637,169
Internet & Direct Marketing Retail — 5.7%
Amazon.com, Inc.*	2,711	8,905,743
MercadoLibre, Inc. (Argentina)*	2,122	3,563,687
		12,469,430
IT Services — 11.2%
Adyen NV (Netherlands), 144A*	1,178	3,288,074
Mastercard, Inc. (Class A Stock)	9,568	3,326,602
Okta, Inc.*	10,694	2,538,114
PayPal Holdings, Inc.*	8,471	2,204,239
Shopify, Inc. (Canada) (Class A Stock)*	4,254	5,767,488
Snowflake, Inc. (Class A Stock)*	3,958	1,197,018
Square, Inc. (Class A Stock)*	17,736	4,253,802
Twilio, Inc. (Class A Stock)*	6,717	2,143,059
		24,718,396
Multi-Utilities — 1.5%
Dominion Energy, Inc.	45,134	3,295,685
Oil, Gas & Consumable Fuels — 3.0%
ConocoPhillips	99,410	6,737,016
Personal Products — 1.4%
Estee Lauder Cos., Inc. (The) (Class A Stock)	10,619	3,184,957
Pharmaceuticals — 4.9%
AstraZeneca PLC (United Kingdom), ADR	55,751	3,348,405
Eli Lilly & Co.	31,875	7,364,719
		10,713,124
Road & Rail — 2.0%
Uber Technologies, Inc.*	29,986	1,343,373
Union Pacific Corp.	15,656	3,068,732
		4,412,105
Semiconductors & Semiconductor Equipment — 6.3%
Broadcom, Inc.	4,300	2,085,199
Lam Research Corp.	3,378	1,922,589
NVIDIA Corp.	26,579	5,506,105
QUALCOMM, Inc.	12,741	1,643,334
Texas Instruments, Inc.	13,876	2,667,106
		13,824,333
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PSF PGIM JENNISON FOCUSED BLEND PORTFOLIO (continued)
SCHEDULE OF INVESTMENTS	as of September 30, 2021 (unaudited)
	Shares	Value
Common Stocks (continued)
Software — 8.8%
Adobe, Inc.*	6,992	$4,025,434
DocuSign, Inc.*	8,493	2,186,353
HubSpot, Inc.*	3,594	2,429,868
Microsoft Corp.	38,435	10,835,595
		19,477,250
Specialty Retail — 2.0%
Lowe’s Cos., Inc.	11,186	2,269,192
Ross Stores, Inc.	20,113	2,189,300
		4,458,492
Textiles, Apparel & Luxury Goods — 3.6%
Lululemon Athletica, Inc.*	6,046	2,446,816
LVMH Moet Hennessy Louis Vuitton SE (France)	4,904	3,503,609
NIKE, Inc. (Class B Stock)	13,096	1,901,932
		7,852,357

Total Long-Term Investments (cost $149,111,113)		218,434,922
Short-Term Investments — 7.1%
Affiliated Mutual Funds
PGIM Core Ultra Short Bond Fund(wa)	2,289,411	2,289,411
PGIM Institutional Money Market Fund (cost $13,398,036; includes $13,397,599 of cash collateral for securities on loan)(b)(wa)	13,406,089	13,398,045

Total Short-Term Investments (cost $15,687,447)		15,687,456

TOTAL INVESTMENTS—106.2% (cost $164,798,560)		234,122,378

Liabilities in excess of other assets — (6.2)%		(13,736,216)

Net Assets — 100.0%		$220,386,162

Below is a list of the abbreviation(s) used in the quarterly schedule of portfolio holdings:
144A	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and, pursuant to the requirements of Rule 144A, may not be resold except to qualified institutional buyers.
ADR	American Depositary Receipt

*	Non-income producing security.
(a)	All or a portion of security is on loan. The aggregate market value of such securities, including those sold and pending settlement, is $13,143,386; cash collateral of $13,397,599 (included in liabilities) was received with which the Portfolio purchased highly liquid short-term investments. In the event of significant appreciation in value of securities on loan on the last business day of the reporting period, the Portfolio may reflect a collateral value that is less than the market value of the loaned securities and such shortfall is remedied the following business day.
(b)	Represents security, or portion thereof, purchased with cash collateral received for securities on loan and includes dividend reinvestment.
(wa)	PGIM Investments LLC, the manager of the Portfolio, also serves as manager of the PGIM Core Ultra Short Bond Fund and PGIM Institutional Money Market Fund, if applicable.

Other information regarding the Portfolio is available in the Portfolio’s most recent Report to Shareholders. This information is available on the Securities and Exchange Commission’s website (www.sec.gov).
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